Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	May 02, 2018 USD ($)
Long-term Purchase Commitment [Line Items]
Prepaid amount which will be used against the contract price of future newbuildings	$ 1,650
Aframax tanker 1
Long-term Purchase Commitment [Line Items]
Contractual obligation		$ 51,720
Aframax tanker 2
Long-term Purchase Commitment [Line Items]
Contractual obligation		$ 51,720
Two Aframax Tankers Under Construction
Long-term Purchase Commitment [Line Items]
Number of vessels under construction	2
Purchase obligations
Contractual purchase obligation from November 2018 to January 2020	$ 93,096